Segment Information (Schedule of Reportable Operating Segments) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Disclosure [Line Items]
Revenues	$ 7,771,575	$ 40,646,547	$ 62,572,803
Cost of revenues	6,923,619	32,531,966	47,514,579
Operating expenses:
Selling and Marketing Expenses	1,269,470	3,141,502	4,148,861
General and Administrative Expenses	9,052,952	15,304,437	13,904,424
Research and Development	650,461	1,832,239	174,726
Total operating expenses	10,972,883	20,278,178	18,228,011
Other income (expenses), net	1,818,492	(3,170,808)	(132,905)
Loss before income tax, non-controlling interest, and discontinued operations	(8,306,435)	(15,334,405)	(3,302,692)
Segment 1 [Member]
Segment Reporting Disclosure [Line Items]
Revenues	1,917,266	7,611,026	25,980,724
Cost of revenues	1,373,321	5,576,866	20,448,709
Operating expenses:
Selling and Marketing Expenses	482,736	906,804	1,346,688
General and Administrative Expenses	3,144,917	10,130,000	7,274,903
Research and Development	249,342	354,247	104,648
Total operating expenses	3,876,995	11,391,051	8,726,239
Other income (expenses), net	1,972,302	(2,717,771)	120,685
Loss before income tax, non-controlling interest, and discontinued operations	(1,360,748)	(12,074,662)	3,073,537
Segment 2 [Member]
Segment Reporting Disclosure [Line Items]
Revenues	4,813,356	17,673,756	22,306,044
Cost of revenues	4,420,154	13,717,600	16,487,906
Operating expenses:
Selling and Marketing Expenses	758,093	1,549,653	1,903,564
General and Administrative Expenses	4,640,276	2,272,520	2,840,874
Research and Development	401,119	1,299,961	70,078
Total operating expenses	5,799,488	5,122,134	4,814,516
Other income (expenses), net	(150,150)	(355,385)	(232,095)
Loss before income tax, non-controlling interest, and discontinued operations	(5,556,436)	(1,521,363)	771,527
Segment 3 [Member]
Segment Reporting Disclosure [Line Items]
Revenues	1,040,953	15,361,765	14,286,035
Cost of revenues	1,130,144	13,237,500	10,577,964
Operating expenses:
Selling and Marketing Expenses	28,641	685,045	898,609
General and Administrative Expenses	$ 1,267,759	2,901,917	$ 3,788,647
Research and Development		178,031
Total operating expenses	$ 1,296,400	3,764,993	$ 4,687,256
Other income (expenses), net	(3,660)	(97,652)	(21,497)
Loss before income tax, non-controlling interest, and discontinued operations	$ (1,389,251)	$ (1,738,380)	$ (1,000,682)